EMPLOYEE BENEFIT PLANS	12 Months Ended
Sep. 30, 2025
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	EMPLOYEE BENEFIT PLANS

Griffon offers defined contribution plans to most of its U.S. employees. In addition to employee contributions to the plans, Griffon makes contributions based upon various percentages of compensation and/or employee contributions, which were $10,372 in 2025, $8,343 in 2024 and $8,038 in 2023. Fiscal year 2025 includes $1,525 of employer contributions to a qualified replacement plan that were funded by excess assets from the Hunter Fan Pension Plan.

Effective August 5, 2025, the Company implemented a new retiree medical plan for certain eligible employees. Under the plan eligible retirees and their covered spouses are provided company-paid medical, prescription drug and dental coverage through the Company's group health plans(or if such coverage cannot be provided, an equivalent benefit), along with reimbursement for certain uncovered expenses. It is the Company's practice to fund these benefits as incurred.

The Company recognized a benefit obligation of $6,527 as of September 30, 2025, accumulated other comprehensive income, net of $4,063 and benefit expense of $1,071. The discount rate utilized in the determination of the projected benefit obligation and net periodic benefit cost was 5.60%. The annual increase in cost of benefits (health care cost trend rate) is assumed to be 7.50% and gradually decreases to a rate of 6.60% over three years. The Company recognized $1,016 and will recognize $5,362, of non-cash charges in fiscal 2025 and 2026, respectively, related to the implementation of this plan.

The Company also provides healthcare and life insurance benefits for certain groups of retirees through several plans. For certain employees, the benefits are at fixed amounts per retiree and are partially contributory by the retiree. The post-retirement benefit obligation was $748 and $821 as of September 30, 2025 and 2024. The weighted average discount rate utilized to determine the benefit obligation was 4.85% and 4.66% as of September 30, 2025 and 2024, respectively. The accumulated other comprehensive income for these plans was $181 and $186 as of September 30, 2025 and 2024, respectively, and the 2025, 2024 and 2023 income was $8, $26 and $25, respectively. The weighted average discount rate utilized to determine the net periodic benefit expense was 4.80%, 5.70% and 5.30% in 2025, 2024 and 2023, respectively. It is the Company’s practice to fund these benefits as incurred.

Griffon also has qualified and non-qualified defined benefit plans covering certain employees which provide benefits based on years of service and employee compensation. Over time, these amounts will be recognized as part of net periodic pension costs in the Consolidated Statements of Operations and Comprehensive Income (Loss).

During fiscal year 2025 Griffon was responsible for overseeing the management of the investments of the Hunter Fan Pension Plan.. The Company uses the services of an investment manager to manage the plans' assets based on agreed upon risk profiles. The primary objective of the qualified defined benefit plan is to secure participant retirement benefits. As such, the key objective in this plan’s financial management is to promote stability and, to the extent appropriate, growth in the funded status. Financial objectives are established in conjunction with a review of current and projected plan financial requirements. The fair values of a majority of the plan assets were determined by the plans’ trustee using quoted market prices for identical instruments (Level 1 inputs) as of September 30, 2025 and 2024. The fair value of various other investments was determined by the plans' trustees using direct observable market corroborated inputs, including quoted market prices for similar assets (Level 2 inputs). A small amount of plan assets are invested in private equity which consist primarily of investments in private companies which are valued using the net asset values provided by the underlying private investment companies as a practical expedient (Level 3 inputs).

The Hunter Fan Pension Plan (the "Plan") was terminated with an effective date of April 30, 2024. This was communicated to plan participants in February 2024. At the time of termination, the Plan was fully funded and the Company did not anticipate making additional funding contributions as of the benefit distribution dates. During the year ended September 30, 2025, the Plan made lump sum payments in the amount of $4,830 to those participants who elected a lump sum distribution. Additionally, the Company selected an insurance company to hold the annuity and provide pension benefits to the plan participants currently receiving benefit payments and those that elected to continue their future benefit with an annuity provider. This decision included a transfer of plan assets valued at $10,859. In July 2025, Griffon completed the termination of the Plan and $6,100 of excess cash was transferred to the Company, a portion of which was transferred directly to a qualified replacement plan. During the year ended September 30, 2025, the Company recognized a gain on the termination of the Plan of $2,181, net of excise taxes, in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company recognized non-service cost components of net periodic (benefit) cost of ($3,848), $662 and $875 during 2025, 2024, and 2023 respectively.

Griffon uses judgment to establish the assumptions used in determining the future liability of the plan, as well as the investment returns on the plan assets. The expected return on assets assumption used for pension expense was developed through analysis of historical market returns, current market conditions and past experience of plan investments. The long-term rate of return assumption represents the expected average rate of earnings on the funds invested, or to be invested, to provide for the benefits included in the benefit obligations. The assumption is based on several factors including historical market index returns, the anticipated long-term asset allocation of plan assets and the historical return. The discount rate assumption is determined by developing a yield curve based on high quality bonds with maturities matching the plans’ expected benefit payment stream. The plans’ expected cash flows are then discounted by the resulting year-by-year spot rates. A 10% change in the discount rate or return on assets would not have a material effect on the financial statements of Griffon.

Net periodic (benefits) costs were as follows:

	Defined Benefits for the Years Ended September 30,			Supplemental Benefits for the Years Ended September 30,
	2025	2024	2023	2025	2024	2023
Net periodic (benefits) costs:
Interest cost	$263	$883	$867	$362	$475	$454
Expected return on plan assets	(390)	(1,160)	(906)	—	—	—
Pension termination settlement	(4,621)	—	—	—	—	—
Amortization of:
Actuarial (gain) loss	(79)	(41)	—	617	505	460
Total net periodic (benefits) costs	$(4,827)	$(318)	$(39)	$979	$980	$914

The tax benefit in 2025 for the amortization of pension benefits in Other comprehensive income (gain) was $(857). The tax provisions for 2024 and 2023 for the amortization of pension costs in Other comprehensive income (gain) were $97 in each year, respectively.

 The weighted-average assumptions used in determining the net periodic (benefits) costs were as follows:

	Defined Benefits for the Years Ended September 30,			Supplemental Benefits for the Years Ended September 30,
	2025	2024	2023	2025	2024	2023
Discount rate	5.70%	5.30%	5.30%	4.44%	5.23%	5.01%
Expected return on assets	6.50%	6.50%	6.50%	—%	—%	—%
Plan assets and benefit obligation of the defined and supplemental benefit plans were as follows:

	Defined Benefits at September 30,		Supplemental Benefits at September 30,
	2025	2024	2025	2024
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	$17,067	$16,099	$10,173	$10,308
Interest cost	263	883	362	475
Benefits paid	(543)	(1,095)	(1,845)	(1,848)
Benefits paid related to pension termination	(15,784)	—	—	—
Actuarial (gain) loss	(1,003)	1,180	878	1,238
Benefit obligation at end of fiscal year	—	17,067	9,568	10,173
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	22,275	19,283	—	—
Actual return on plan assets	152	4,087	—	—
Company contributions	—	—	1,845	1,848
Benefits paid	(543)	(1,095)	(1,845)	(1,848)
Benefits paid related to pension termination	(15,784)	—	—	—
Return of excess plan assets	(6,100)	—	—
Fair value of plan assets at end of fiscal year	—	22,275	—	—
Projected benefit obligation in excess of plan assets	$—	$5,208	$(9,568)	$(10,173)
Amounts recognized in the statement of financial position consist of:
Non-Current Assets	$—	$5,208	$—	$—
Accrued liabilities	—	—	(1,764)	(1,774)
Other liabilities (long-term)	—	—	(7,804)	(8,399)
Total Liabilities	—	5,208	(9,568)	(10,173)
Net actuarial losses	—	(2,229)	6,972	5,979
Deferred taxes	—	468	(1,669)	(2,885)
Total accumulated other comprehensive loss, net of tax	—	(1,761)	5,303	3,094
Net amount recognized at September 30,	$—	$3,447	$(4,265)	$(7,079)
Accumulated benefit obligations	$—	$17,067	$9,568	$10,173
Information for plans with accumulated benefit obligations in excess of plan assets:
ABO	$—	$17,066	$9,568	$10,173
PBO	—	17,066	9,568	10,173
Fair value of plan assets	—	22,274	—	—

Actuarial gains as of September 30, 2025 were primarily due to the remeasurement of the Hunter Fan Pension Plan's benefit obligation during the termination process based on actual participant elections which resulted in a lower obligation than previously estimated. Actuarial losses as of September 30, 2024 were primarily due to the decrease in the discount rate.

The weighted-average assumptions used in determining the benefit obligations were as follows:

	Defined Benefits at September 30,		Supplemental Benefits at September 30,
	2025	2024	2025	2024
Weighted average discount rate	—%	5.70%	4.24%	4.19%

Estimated future benefit payments to retirees, which reflect expected future service, are as follows:

For the years ending September 30,	Supplemental Benefits
2026	$1,765
2027	1,589
2028	1,413
2029	1,239
2030	1,074
2031-2035	3,230

During 2026, Griffon expects to contribute $1,765 to Supplemental Benefits that will be funded from the general assets of the Company.

The Hunter Pension Plan termination was completed during the year ended September 30, 2025, therefore no catch up contributions to a defined benefit plan are expected in 2026 or thereafter.

The weighted-average asset allocation for qualified benefit plans were as follows:

At September 30,
2024
Cash and equivalents	—%
Equity securities	12.1%
Fixed income	66.1%
Other	21.8%
Total	100.0%

As of September 30, 2024, Hunter Fan Pension Plan's investment policy targets were not applicable because the assets were managed to support the Plan's termination rather than to maintain its long term strategic asset allocation.

The following is a description of the valuation methodologies used for plan assets measured at fair value:

Equity securities – The fair values reflect the closing price reported on a major market where the individual mutual fund securities are traded in equity securities. These investments are classified within Level 1 of the valuation hierarchy.

Debt securities – The fair values are based on a compilation of primarily observable market information or a broker quote in a non-active market where the individual mutual fund securities are invested in debt securities. These investments are classified within Level 1 and Level 2 of the valuation hierarchy.

Commingled funds – The fair values are determined using NAV provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the trust/entity, minus its liabilities, and then divided by the number of shares outstanding. These investments are generally classified within Level 2 or 3, as appropriate, of the valuation hierarchy and can be liquidated on demand.
The following table presents the fair values of Griffon’s pension and post-retirement plan assets by asset category:

At September 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities	$2,692	$—	$—	$2,692
Debt securities	14,724	—	—	14,724
Commingled funds	—	4,859	—	4,859
Total	$17,416	$4,859	$—	$22,275

Griffon has an Employee Stock Ownership Plan ("ESOP") that covered substantially all domestic employees. The ESOP was frozen as of September 30, 2024; this means that, for the plan years after this date, no additional employees will become participants under the ESOP and no new voluntary contributions will be made to the ESOP. Prior to this date, all U.S. employees of Griffon, who are not members of a collective bargaining unit, were automatically eligible to participate in the plan on the October 1st following completion of one qualifying year of service (as defined in the plan). Securities were allocated to participants’ individual accounts based on the proportion of each participant’s aggregate compensation (not to exceed $330 for the plan year ended September 30, 2024), to the total of all participants’ compensation. Shares of the ESOP that had been allocated to employee accounts were charged to expense based on the fair value of the shares transferred and were treated as outstanding in determining earnings per share. Through December 31, 2024, dividends paid on shares held by the ESOP were used to offset debt service on the ESOP Loans; since such date, dividends have been, and will be, deposited directly into the ESOP participants' accounts. Dividends paid on shares held in participant accounts are utilized to allocate shares from the aggregate number of shares to be released, equal in value to those dividends, based on the closing price of Griffon common stock on the dividend payment date.

During 2025 the final loan payment was made by the ESOP to the Company and compensation expense for the period was fully offset by dividends paid. Compensation expense under the ESOP was $8,533 in 2024 and $20,583 in 2023. The cost of the shares held by the ESOP and not yet allocated to employees is reported as a reduction of Shareholders’ Equity. The fair value of the unallocated ESOP shares as of September 30, 2024 based on the closing price of Griffon’s stock was $1,250. The ESOP shares were as follows:

	At September 30,
	2025	2024
Allocated shares	3,977,753	4,234,713
Unallocated shares	—	17,852
Total	3,977,753	4,252,565